Summary of Principal Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Principal Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the Group’s VIEs	The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:
	As of September 30,
	2023	2024
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	—	7,491	1,067
Short-term investment	—	2,032	290
Accounts receivable, net	—	36,276	5,169
Advances to suppliers	—	6,706	956
Other current assets	—	798	114
Restricted Cash, non-current	—	5,000	712
Property and equipment, net	—	6	1
Operating lease right-of-use asset		568	81
Total assets	—	58,877	8,390
LIABILITIES
Accounts payable	—	36,797	5,244
Taxes payable	—	1,457	208
Accrued expenses and other current liabilities	—	8,625	1,229
Operating lease liabilities, current	—	122	17
Operating lease liabilities, noncurrent	—	431	61
Total liabilities	—	47,432	6,759
	For the years ended September 30,
	2022*	2023	2024
	RMB	RMB	RMB	USD
Total net revenues	—	—	288,369	41,092
Net loss	—	—	(4,496)	(641)
	For the years ended September 30,
	2022	2023	2024
	RMB	RMB	RMB	USD

Net cash (used in) provided by operating activities	—	—	2,479	353
Net cash used in investing activities	—	—	(694)	(99)
Net cash provided by financing activities	—	—	—	—